Marketable Securities - InterCure Ltd (Tables)	12 Months Ended
Dec. 31, 2018
Marketable Securities - InterCure Ltd [Abstract]
Schedule of financial instruments
	December 31,
	2018	2017
	U.S. dollars in thousands

Marketable securities	2,847	298

Marketable securities	2,847	298

Schedule of changes in marketable securities
	December 31,
	2018	2017
	U.S. dollars in thousands

Fair value opening balance	298	414
Sales	(204)	-
Changes in fair value during the year	2,753	(116)

	2,847	298